LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.73%
Aerospace & Defense–1.18%
†Axon Enterprise	32,200	$ 1,828,316
Curtiss-Wright	22,762	2,944,720
†Teledyne Technologies	19,502	6,279,449
		11,052,485
Air Freight & Logistics–0.37%
†XPO Logistics	49,196	3,520,958
		3,520,958
Airlines–0.28%
†JetBlue Airways	158,040	2,647,170
		2,647,170
Auto Components–1.03%
Adient	47,147	1,082,495
Dana	77,232	1,115,230
Delphi Technologies	46,549	623,757
Gentex	136,030	3,745,586
Goodyear Tire & Rubber	126,002	1,815,059
†Visteon	15,397	1,270,868
		9,652,995
Automobiles–0.18%
Thor Industries	29,771	1,686,229
		1,686,229
Banks–6.85%
Associated Banc-Corp	88,825	1,798,706
BancorpSouth Bank	49,763	1,473,482
Bank of Hawaii	21,655	1,860,814
Bank OZK	65,545	1,787,412
Cathay General Bancorp	41,452	1,439,835
Commerce Bancshares	52,742	3,198,802
Cullen/Frost Bankers	30,386	2,690,680
East West Bancorp	77,731	3,442,706
First Financial Bankshares	72,443	2,414,525
First Horizon National	166,637	2,699,519
FNB	176,835	2,038,908
Fulton Financial	88,435	1,430,878
Hancock Whitney	48,955	1,874,732
Home BancShares	83,819	1,575,378
International Bancshares	31,187	1,204,442
PacWest Bancorp	63,046	2,291,092
Pinnacle Financial Partners	39,440	2,238,220
Prosperity Bancshares	37,221	2,628,919
Signature Bank	29,243	3,486,351
Sterling Bancorp	109,399	2,194,544
Synovus Financial	82,385	2,946,088
TCF Financial	81,893	3,117,667
†Texas Capital Bancshares	27,217	1,487,409
Trustmark	35,152	1,199,035
UMB Financial	22,953	1,482,305
Umpqua Holdings	120,000	1,975,200
United Bankshares	55,646	2,107,314
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Valley National Bancorp	180,630	$ 1,963,448
Webster Financial	49,146	2,303,473
Wintrust Financial	30,846	1,993,577
		64,345,461
Beverages–0.19%
†Boston Beer Class A	4,986	1,815,303
		1,815,303
Biotechnology–0.82%
†Exelixis	161,674	2,859,205
†Ligand Pharmaceuticals Class B	10,113	1,006,648
†Repligen	24,700	1,894,243
†United Therapeutics	23,892	1,905,387
		7,665,483
Building Products–1.28%
Lennox International	18,825	4,573,910
Owens Corning	58,500	3,697,200
†Resideo Technologies	66,442	953,443
†Trex	31,119	2,829,651
		12,054,204
Capital Markets–2.45%
Eaton Vance	60,320	2,710,177
Evercore Class A	21,231	1,700,603
FactSet Research Systems	20,475	4,974,811
Federated Investors Class B	52,092	1,688,302
Interactive Brokers Group Class A	41,327	2,222,566
Janus Henderson Group	84,674	1,901,778
Legg Mason	43,392	1,657,140
SEI Investments	67,717	4,012,571
Stifel Financial	37,102	2,128,913
		22,996,861
Chemicals–2.54%
Ashland Global Holdings	32,306	2,489,177
Cabot	31,636	1,433,744
Chemours	88,836	1,327,210
†Ingevity	22,656	1,922,135
Minerals Technologies	19,001	1,008,763
NewMarket	3,987	1,882,223
Olin	89,393	1,673,437
PolyOne	42,102	1,374,630
RPM International	69,266	4,766,193
Scotts Miracle-Gro	21,517	2,190,861
Sensient Technologies	22,947	1,575,312
Valvoline	100,317	2,209,983
		23,853,668
Commercial Services & Supplies–1.88%
Brink's	27,164	2,253,254
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Clean Harbors	27,718	$ 2,139,830
Deluxe	23,711	1,165,633
Healthcare Services Group	40,171	975,754
Herman Miller	31,833	1,467,183
HNI	23,063	818,736
KAR Auction Services	71,100	1,745,505
MSA Safety	19,140	2,088,365
†Stericycle	49,092	2,500,255
Tetra Tech	29,100	2,524,716
		17,679,231
Communications Equipment–1.09%
†Ciena	82,675	3,243,340
InterDigital	17,132	898,916
†Lumentum Holdings	41,708	2,233,881
†NetScout Systems	35,347	815,102
Plantronics	17,919	668,737
†ViaSat	31,106	2,342,904
		10,202,880
Construction & Engineering–1.34%
†AECOM	84,155	3,160,862
†Dycom Industries	17,191	877,601
EMCOR Group	29,957	2,579,897
Fluor	75,855	1,451,106
Granite Construction	25,403	816,198
†MasTec	32,099	2,084,188
Valmont Industries	11,511	1,593,583
		12,563,435
Construction Materials–0.21%
Eagle Materials	22,347	2,011,454
		2,011,454
Consumer Finance–0.65%
FirstCash	22,900	2,099,243
†Green Dot Class A	25,900	653,975
Navient	107,833	1,380,262
SLM	227,315	2,006,055
		6,139,535
Containers & Packaging–1.05%
AptarGroup	34,535	4,090,671
Greif Class A	13,736	520,457
Owens-Illinois	83,709	859,691
Silgan Holdings	42,205	1,267,627
Sonoco Products	53,376	3,107,017
		9,845,463
Distributors–0.46%
Pool	21,316	4,299,437
		4,299,437
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.99%
†Adtalem Global Education	29,200	$ 1,112,228
Graham Holdings Class B	2,342	1,553,800
Service Corp. International	98,069	4,688,679
†Sotheby's	17,922	1,021,196
†WW International	24,788	937,482
		9,313,385
Diversified Financial Services–0.26%
Jefferies Financial Group	135,200	2,487,680
		2,487,680
Electric Utilities–1.62%
ALLETE	27,560	2,409,020
Hawaiian Electric Industries	58,071	2,648,618
IDACORP	26,933	3,034,541
OGE Energy	106,932	4,852,574
PNM Resources	43,483	2,264,595
		15,209,348
Electrical Equipment–1.24%
Acuity Brands	21,303	2,871,431
EnerSys	23,224	1,531,391
Hubbell	29,076	3,820,586
nVent Electric	82,830	1,825,573
Regal Beloit	22,301	1,624,628
		11,673,609
Electronic Equipment, Instruments & Components–4.21%
†Arrow Electronics	44,353	3,307,847
Avnet	55,202	2,455,661
Belden	21,406	1,141,796
Cognex	91,177	4,479,526
†Coherent	12,787	1,965,618
†II-VI	46,500	1,637,265
Jabil	75,844	2,712,940
Littelfuse	13,266	2,352,194
National Instruments	63,944	2,685,008
SYNNEX	21,787	2,459,752
†Tech Data	18,955	1,975,869
†Trimble	134,537	5,221,381
Vishay Intertechnology	72,090	1,220,484
†Zebra Technologies Class A	28,962	5,976,888
		39,592,229
Energy Equipment & Services–0.57%
†Apergy	41,896	1,133,287
Core Laboratories	24,008	1,119,253
†Oceaneering International	53,682	727,391
Patterson-UTI Energy	112,820	964,611
†Transocean	306,394	1,369,581
		5,314,123
Entertainment–0.96%
Cinemark Holdings	58,104	2,245,138

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Live Nation Entertainment	74,314	$ 4,929,991
World Wrestling Entertainment Class A	25,372	1,805,218
		8,980,347
Equity Real Estate Investment Trusts–10.89%
Alexander & Baldwin	36,954	905,743
American Campus Communities	73,381	3,528,158
Brixmor Property Group	158,926	3,224,608
Camden Property Trust	51,770	5,746,988
CoreCivic	64,223	1,109,773
CoreSite Realty	20,111	2,450,525
Corporate Office Properties Trust	60,619	1,805,234
Cousins Properties	79,453	2,986,638
CyrusOne	60,452	4,781,753
Douglas Emmett	88,508	3,790,798
EastGroup Properties	20,090	2,511,652
EPR Properties	41,774	3,210,750
First Industrial Realty Trust	67,456	2,668,559
GEO Group	65,635	1,138,111
Healthcare Realty Trust	68,888	2,307,748
Highwoods Properties	55,289	2,484,688
JBG SMITH Properties	62,949	2,468,230
Kilroy Realty	49,619	3,864,824
Lamar Advertising Class A	45,861	3,757,392
Liberty Property Trust	85,016	4,363,871
Life Storage	24,831	2,617,436
Mack-Cali Realty	48,962	1,060,517
Medical Properties Trust	240,512	4,704,415
National Retail Properties	92,205	5,200,362
Omega Healthcare Investors	115,680	4,834,267
Park Hotels & Resorts	127,900	3,193,663
Pebblebrook Hotel Trust	70,828	1,970,435
PotlatchDeltic	36,686	1,507,244
PS Business Parks	10,837	1,971,792
Rayonier	70,563	1,989,877
Sabra Health Care REIT	101,036	2,319,787
Senior Housing Properties Trust	129,019	1,194,071
Service Properties Trust	89,618	2,311,248
Spirit Realty Capital	48,500	2,321,210
Tanger Factory Outlet Centers	51,330	794,588
Taubman Centers	33,104	1,351,636
Uniti Group	104,795	813,733
Urban Edge Properties	61,077	1,208,714
Weingarten Realty Investors	64,889	1,890,217
		102,361,255
Food & Staples Retailing–0.47%
Casey's General Stores	19,647	3,166,310
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Sprouts Farmers Market	64,226	$ 1,242,131
		4,408,441
Food Products–1.72%
Flowers Foods	103,625	2,396,846
†Hain Celestial Group	42,502	912,730
Ingredion	35,567	2,907,247
Lancaster Colony	10,606	1,470,522
†Pilgrim's Pride	27,900	894,056
†Post Holdings	36,963	3,912,164
Sanderson Farms	10,592	1,602,887
Tootsie Roll Industries	9,890	367,315
†TreeHouse Foods	30,511	1,691,835
		16,155,602
Gas Utilities–1.89%
National Fuel Gas	47,108	2,210,307
New Jersey Resources	48,563	2,196,019
ONE Gas	28,118	2,702,421
Southwest Gas Holdings	29,192	2,657,640
Spire	27,042	2,359,144
UGI	112,250	5,642,807
		17,768,338
Health Care Equipment & Supplies–4.01%
†Avanos Medical	25,901	970,252
Cantel Medical	19,732	1,475,954
†Globus Medical Class A	41,648	2,129,046
†Haemonetics	27,067	3,414,231
Hill-Rom Holdings	35,643	3,750,713
†ICU Medical	10,220	1,631,112
†Integra LifeSciences Holdings	37,819	2,271,787
†LivaNova	26,359	1,945,031
†Masimo	26,230	3,902,762
†NuVasive	28,166	1,785,161
†Penumbra	17,100	2,299,779
STERIS	45,307	6,546,408
West Pharmaceutical Services	39,454	5,595,366
		37,717,602
Health Care Providers & Services–2.15%
†Acadia Healthcare	48,077	1,494,233
†Amedisys	17,157	2,247,739
Chemed	8,566	3,576,905
†Covetrus	52,032	618,660
Encompass Health	52,661	3,332,388
†HealthEquity	37,670	2,152,652
†MEDNAX	46,286	1,046,989
†Molina Healthcare	33,465	3,671,780
Patterson	44,914	800,368
†Tenet Healthcare	55,093	1,218,657
		20,160,371

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.43%
†Allscripts Healthcare Solutions	89,011	$ 977,341
†Medidata Solutions	33,206	3,038,349
		4,015,690
Hotels, Restaurants & Leisure–4.08%
Boyd Gaming	43,336	1,037,897
Brinker International	20,380	869,615
†Caesars Entertainment	296,614	3,458,519
Cheesecake Factory	22,609	942,343
Churchill Downs	19,342	2,387,867
Cracker Barrel Old Country Store	13,112	2,132,667
Domino's Pizza	22,182	5,425,495
Dunkin' Brands Group	44,115	3,500,966
†Eldorado Resorts	35,269	1,406,175
International Speedway Class A	12,548	564,785
Jack in the Box	14,047	1,279,963
Marriott Vacations Worldwide	20,633	2,137,785
Papa John's International	11,919	623,960
†Penn National Gaming	57,818	1,076,860
†Scientific Games Class A	30,554	621,774
Six Flags Entertainment	41,760	2,120,990
Texas Roadhouse	34,821	1,828,799
Wendy's	99,337	1,984,753
Wyndham Destinations	49,140	2,261,423
Wyndham Hotels & Resorts	51,417	2,660,316
		38,322,952
Household Durables–1.02%
†Helen of Troy	13,592	2,142,914
KB Home	45,597	1,550,298
†Tempur Sealy International	24,979	1,928,379
Toll Brothers	68,901	2,828,386
†TRI Pointe Group	77,369	1,163,630
		9,613,607
Household Products–0.18%
Energizer Holdings	34,415	1,499,806
Spectrum Brands Holdings	3,380	178,193
		1,677,999
Industrial Conglomerates–0.47%
Carlisle	30,401	4,424,562
		4,424,562
Insurance–5.76%
†Alleghany	7,750	6,182,640
American Financial Group	40,125	4,327,481
†Brighthouse Financial	59,343	2,401,611
Brown & Brown	125,541	4,527,008
CNO Financial Group	82,940	1,312,940
First American Financial	59,790	3,528,208
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Genworth Financial Class A	273,154	$ 1,201,878
Hanover Insurance Group	21,072	2,856,099
Kemper	33,364	2,600,724
Mercury General	14,857	830,209
Old Republic International	152,116	3,585,374
Primerica	22,350	2,843,591
Reinsurance Group of America	33,555	5,364,773
RenaissanceRe Holdings	23,624	4,570,063
Selective Insurance Group	31,600	2,376,004
WR Berkley	77,772	5,617,472
		54,126,075
Interactive Media & Services–0.13%
†Yelp	35,701	1,240,610
		1,240,610
Internet & Direct Marketing Retail–0.68%
†Etsy	64,800	3,661,200
†GrubHub	48,700	2,737,427
		6,398,627
IT Services–2.48%
†CACI International Class A	13,341	3,085,240
†CoreLogic	42,674	1,974,526
KBR	77,003	1,889,654
†LiveRamp Holdings	35,969	1,545,228
MAXIMUS	34,043	2,630,162
Perspecta	73,479	1,919,271
Sabre	146,023	3,270,185
Science Applications International	26,133	2,282,718
†WEX	23,300	4,708,231
		23,305,215
Leisure Products–0.77%
Brunswick	45,750	2,384,490
†Mattel	188,100	2,142,459
Polaris Industries	30,653	2,697,771
		7,224,720
Life Sciences Tools & Services–1.74%
†Bio-Rad Laboratories Class A	11,501	3,826,843
Bio-Techne	20,342	3,980,319
†Charles River Laboratories International	26,063	3,449,959
†PRA Health Sciences	33,541	3,328,274
†Syneos Health	33,190	1,766,040
		16,351,435
Machinery–4.11%
AGCO	33,702	2,551,241
†Colfax	44,365	1,289,247
Crane	27,685	2,232,241

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Donaldson	68,085	$ 3,545,867
Graco	89,092	4,101,796
ITT	46,994	2,875,563
Kennametal	44,794	1,376,968
Lincoln Electric Holdings	32,933	2,857,267
Nordson	27,362	4,001,966
Oshkosh	36,481	2,765,260
Terex	35,520	922,454
Timken	37,162	1,616,919
Toro	56,896	4,170,477
Trinity Industries	54,264	1,067,915
Woodward	30,063	3,241,693
		38,616,874
Marine–0.28%
†Kirby	31,932	2,623,533
		2,623,533
Media–1.10%
†AMC Networks Class A	23,486	1,154,572
Cable One	2,661	3,338,757
John Wiley & Sons Class A	23,329	1,025,076
Meredith	21,733	796,732
New York Times Class A	77,620	2,210,617
TEGNA	117,283	1,821,405
		10,347,159
Metals & Mining–1.92%
†Allegheny Technologies	68,195	1,380,949
Carpenter Technology	25,771	1,331,330
Commercial Metals	63,943	1,111,329
Compass Minerals International	18,454	1,042,466
Reliance Steel & Aluminum	35,580	3,545,903
Royal Gold	35,038	4,317,032
Steel Dynamics	117,216	3,493,037
United States Steel	93,926	1,084,845
Worthington Industries	19,599	706,544
		18,013,435
Multiline Retail–0.22%
Dillard's Class A	5,324	351,969
†Ollie's Bargain Outlet Holdings	29,470	1,728,121
		2,080,090
Multi-Utilities–0.80%
Black Hills	32,498	2,493,572
MDU Resources Group	106,228	2,994,567
NorthWestern	27,349	2,052,542
		7,540,681
Oil, Gas & Consumable Fuels–1.58%
Antero Midstream	137,700	1,018,980
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Chesapeake Energy	611,495	$ 862,208
†CNX Resources	99,260	720,628
EQT	138,758	1,476,385
Equitrans Midstream	110,455	1,607,120
†Matador Resources	59,351	981,072
Murphy Oil	83,172	1,838,933
†Oasis Petroleum	158,022	546,756
PBF Energy Class A	54,144	1,472,175
†Southwestern Energy	294,136	567,683
World Fuel Services	34,764	1,388,474
†WPX Energy	227,526	2,409,500
		14,889,914
Paper & Forest Products–0.30%
Domtar	33,859	1,212,491
Louisiana-Pacific	66,894	1,644,254
		2,856,745
Personal Products–0.24%
†Edgewell Personal Care	29,488	958,065
Nu Skin Enterprises Class A	30,006	1,276,155
		2,234,220
Pharmaceuticals–0.49%
†Catalent	77,985	3,716,765
†Prestige Consumer Healthcare	26,621	923,483
		4,640,248
Professional Services–0.70%
†ASGN	28,648	1,800,813
Insperity	20,901	2,061,257
ManpowerGroup	31,895	2,686,835
		6,548,905
Real Estate Management & Development–0.41%
Jones Lang LaSalle	27,670	3,847,790
		3,847,790
Road & Rail–1.82%
†Avis Budget Group	31,016	876,512
†Genesee & Wyoming Class A	30,197	3,337,071
Knight-Swift Transportation Holdings	65,419	2,374,710
Landstar System	21,145	2,380,504
Old Dominion Freight Line	34,387	5,844,758
Ryder System	28,877	1,494,962
Werner Enterprises	23,626	833,998
		17,142,515
Semiconductors & Semiconductor Equipment–3.70%
†Cirrus Logic	31,513	1,688,467
†Cree	57,468	2,815,932
Cypress Semiconductor	199,024	4,645,220

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†First Solar	40,440	$ 2,345,924
MKS Instruments	29,010	2,677,043
Monolithic Power Systems	21,688	3,375,303
†Semtech	36,177	1,758,564
†Silicon Laboratories	23,137	2,576,305
†Synaptics	17,417	695,809
Teradyne	91,366	5,291,005
Universal Display	22,635	3,800,417
Versum Materials	58,331	3,087,460
		34,757,449
Software–3.32%
†ACI Worldwide	62,894	1,970,155
Blackbaud	26,194	2,366,366
CDK Global	64,690	3,110,942
†CommVault Systems	22,543	1,007,897
†Fair Isaac	15,478	4,697,883
j2 Global	24,779	2,250,429
LogMeIn	27,014	1,916,913
†Manhattan Associates	34,310	2,767,788
†PTC	55,307	3,770,831
†Teradata	60,785	1,884,335
†Tyler Technologies	20,622	5,413,275
		31,156,814
Specialty Retail–2.13%
Aaron's	36,014	2,314,260
American Eagle Outfitters	84,465	1,370,022
†AutoNation	31,767	1,610,587
Bed Bath & Beyond	71,602	761,845
Dick's Sporting Goods	35,053	1,430,513
†Five Below	29,696	3,744,666
Foot Locker	58,500	2,524,860
†Murphy USA	16,202	1,382,031
†Sally Beauty Holdings	65,726	978,660
†Urban Outfitters	38,255	1,074,583
Williams-Sonoma	41,722	2,836,261
		20,028,288
Technology Hardware, Storage & Peripherals–0.22%
†NCR	65,503	2,067,275
		2,067,275
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.76%
Carter's	23,848	$ 2,175,176
†Deckers Outdoor	15,438	2,274,944
†Skechers U.S.A. Class A	71,283	2,662,420
		7,112,540
Thrifts & Mortgage Finance–0.64%
†LendingTree	4,103	1,273,694
New York Community Bancorp	249,418	3,130,196
Washington Federal	43,656	1,614,836
		6,018,726
Trading Companies & Distributors–0.73%
GATX	19,017	1,474,388
MSC Industrial Direct Class A	24,349	1,766,033
†NOW	59,397	681,284
Watsco	17,642	2,984,673
		6,906,378
Water Utilities–0.55%
Aqua America	115,282	5,168,092
		5,168,092
Wireless Telecommunication Services–0.14%
Telephone & Data Systems	52,663	1,358,705
		1,358,705
Total Common Stock (Cost $772,927,915)		927,832,450

MONEY MARKET FUND–1.12%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	10,510,752	10,510,752
Total Money Market Fund (Cost $10,510,752)		10,510,752

TOTAL INVESTMENTS–99.85% (Cost $783,438,667)	938,343,202
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,381,009
NET ASSETS APPLICABLE TO 82,774,460 SHARES OUTSTANDING–100.00%	$939,724,211

† Non-income producing.
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
62	E-mini S&P MidCap 400 Index	$12,015,600	$12,187,678	12/20/19	$—	$(172,078)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$927,832,450	$—	$—	$927,832,450
Money Market Fund	10,510,752	—	—	10,510,752
Total Investments	$938,343,202	$—	$—	$938,343,202
Derivatives:

Liabilities:
Futures Contract	$(172,078)	$—	$—	$(172,078)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Mid-Cap Index Fund–9